Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share
Earnings per share

10.Earnings per share

Basic income / (loss) per share is calculated based on the weighted average number of ordinary shares and ordinary share equivalents outstanding during the period ended 31 December 2024, 2023 and 2022. In periods with positive earnings, the calculation of diluted net income per share uses the treasury stock method to compute the dilutive effects of warrants, convertible debt, and other potentially dilutive instruments. In periods of loss, diluted net loss per share is equal to basic net loss per share, as the effect of potential issuances of shares from potentially dilutive instruments would be anti-dilutive.

The following table provides a reconciliation between basic and diluted net loss per share:

	Year ended 31 December
	2024	2023	2022
Net loss (in US$)	(81,687,000)	(144,554,000)	(24,970,000)
Weighted average ordinary shares outstanding (in numbers)	71,547,323	29,912,257	6,628,695

Net loss per ordinary share (in US$):
Basic	(1.14)	(4.83)	(3.77)
Diluted	(1.14)	(4.83)	(3.77)

For the year ended 31 December 2024, the computation of diluted net loss per share excluded the impact of 3,187,500 warrants related to the Mezzanine debt (2023: 3,187,500 Mezzanine debt warrants, 8,838,260 Public warrants and 6,335,304 Private warrants; 2022: 8,838,260 Public warrants and 6,335,304 Private warrants) as their effect would be anti-dilutive.